Quarterly Holdings Report
for

Fidelity® Magellan® K6 Fund

December 31, 2020

MAG-K6-QTLY-0221
1.9893881.101

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 13.2%
Entertainment - 1.6%
Netflix, Inc. (a)	5,820	$3,147,049
Interactive Media & Services - 8.0%
Alphabet, Inc.:
Class A (a)	2,308	4,045,093
Class C (a)	2,312	4,050,347
Facebook, Inc. Class A (a)	20,549	5,613,165
Match Group, Inc. (a)	11,370	1,719,030
		15,427,635
Media - 3.6%
Cable One, Inc.	740	1,648,513
Charter Communications, Inc. Class A (a)	3,262	2,157,976
Comcast Corp. Class A	57,930	3,035,532
		6,842,021

TOTAL COMMUNICATION SERVICES		25,416,705

CONSUMER DISCRETIONARY - 11.4%
Hotels, Restaurants & Leisure - 0.8%
Hilton Worldwide Holdings, Inc.	13,063	1,453,389
Internet & Direct Marketing Retail - 5.4%
Amazon.com, Inc. (a)	3,167	10,314,697
Multiline Retail - 0.9%
Dollar General Corp.	8,493	1,786,078
Specialty Retail - 2.9%
Lowe's Companies, Inc.	14,930	2,396,414
The Home Depot, Inc.	12,338	3,277,220
		5,673,634
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. Class B	19,061	2,696,560

TOTAL CONSUMER DISCRETIONARY		21,924,358

CONSUMER STAPLES - 5.7%
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	6,590	2,482,980
Walmart, Inc.	18,860	2,718,669
		5,201,649
Household Products - 1.9%
Procter & Gamble Co.	26,270	3,655,208
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	7,541	2,007,339

TOTAL CONSUMER STAPLES		10,864,196

FINANCIALS - 6.2%
Capital Markets - 4.3%
Intercontinental Exchange, Inc.	17,740	2,045,245
Moody's Corp.	6,564	1,905,135
MSCI, Inc.	4,480	2,000,454
S&P Global, Inc.	6,729	2,212,024
		8,162,858
Insurance - 1.9%
Arthur J. Gallagher & Co.	14,230	1,760,393
Marsh & McLennan Companies, Inc.	16,420	1,921,140
		3,681,533

TOTAL FINANCIALS		11,844,391

HEALTH CARE - 8.7%
Health Care Equipment & Supplies - 3.5%
Danaher Corp.	10,708	2,378,675
Intuitive Surgical, Inc. (a)	2,732	2,235,049
Stryker Corp.	8,580	2,102,443
		6,716,167
Health Care Providers & Services - 1.9%
UnitedHealth Group, Inc.	10,418	3,653,384
Health Care Technology - 0.8%
Veeva Systems, Inc. Class A (a)	5,850	1,592,663
Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	5,763	2,684,290
Pharmaceuticals - 1.1%
Zoetis, Inc. Class A	12,480	2,065,440

TOTAL HEALTH CARE		16,711,944

INDUSTRIALS - 9.2%
Aerospace & Defense - 0.7%
HEICO Corp. Class A	11,910	1,394,185
Commercial Services & Supplies - 0.8%
Waste Connection, Inc. (United States)	14,584	1,495,881
Electrical Equipment - 0.9%
AMETEK, Inc.	14,755	1,784,470
Industrial Conglomerates - 1.0%
Roper Technologies, Inc.	4,377	1,886,881
Professional Services - 4.4%
CoStar Group, Inc. (a)	1,554	1,436,331
Equifax, Inc.	9,559	1,843,358
IHS Markit Ltd.	19,540	1,755,278
TransUnion Holding Co., Inc.	16,269	1,614,210
Verisk Analytics, Inc.	8,611	1,787,557
		8,436,734
Road & Rail - 1.4%
Old Dominion Freight Lines, Inc.	500	97,590
Union Pacific Corp.	11,920	2,481,982
		2,579,572

TOTAL INDUSTRIALS		17,577,723

INFORMATION TECHNOLOGY - 35.1%
IT Services - 9.2%
Accenture PLC Class A	10,000	2,612,100
Black Knight, Inc. (a)	2,307	203,823
Fiserv, Inc. (a)	16,990	1,934,481
Global Payments, Inc.	9,397	2,024,302
MasterCard, Inc. Class A	10,037	3,582,607
PayPal Holdings, Inc. (a)	14,424	3,378,101
Visa, Inc. Class A	17,947	3,925,547
		17,660,961
Semiconductors & Semiconductor Equipment - 3.8%
KLA-Tencor Corp.	7,560	1,957,360
Lam Research Corp.	4,140	1,955,198
NVIDIA Corp.	6,650	3,472,630
		7,385,188
Software - 14.4%
Adobe, Inc. (a)	6,071	3,036,229
ANSYS, Inc. (a)	4,990	1,815,362
Autodesk, Inc. (a)	7,100	2,167,914
Cadence Design Systems, Inc. (a)	15,112	2,061,730
Intuit, Inc.	5,863	2,227,061
Microsoft Corp.	54,417	12,103,429
ServiceNow, Inc. (a)	4,160	2,289,789
Synopsys, Inc. (a)	7,489	1,941,448
		27,642,962
Technology Hardware, Storage & Peripherals - 7.7%
Apple, Inc.	111,364	14,776,888

TOTAL INFORMATION TECHNOLOGY		67,465,999

MATERIALS - 2.3%
Chemicals - 2.3%
Linde PLC	9,476	2,497,021
Sherwin-Williams Co.	2,681	1,970,294
		4,467,315
REAL ESTATE - 5.2%
Equity Real Estate Investment Trusts (REITs) - 5.2%
American Tower Corp.	10,115	2,270,413
Crown Castle International Corp.	12,246	1,949,441
Equinix, Inc.	2,737	1,954,711
Prologis (REIT), Inc.	20,092	2,002,369
SBA Communications Corp. Class A	6,147	1,734,253
		9,911,187
UTILITIES - 2.2%
Electric Utilities - 1.3%
NextEra Energy, Inc.	33,098	2,553,511
Water Utilities - 0.9%
American Water Works Co., Inc.	11,086	1,701,368

TOTAL UTILITIES		4,254,879

TOTAL COMMON STOCKS
(Cost $131,894,893)		190,438,697

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.11% (b)
(Cost $1,284,044)	1,283,787	1,284,044
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $133,178,937)		191,722,741
NET OTHER ASSETS (LIABILITIES) - 0.1%		167,869
NET ASSETS - 100%		$191,890,610

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,760
Fidelity Securities Lending Cash Central Fund	2
Total	$1,762

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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